SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 661	$ 205
Work in progress	70	51
Finished goods	312	428
Total inventory	$ 1,043	$ 684